COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

As of June 30, 2022, the Company has no material commitments or contingencies.

As of June 30, 2022, the operating lease payment of $13,392 will mature in the next 12 months.

12. COMMITMENTS AND CONTINGENCIES As of December 31, 2021 and 2020, the Company has no material commitments or contingencies.